Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Trading Symbol	TALO
Entity Registrant Name	Talos Energy Inc.
Entity Central Index Key	0001724965
Entity Filer Category	Accelerated Filer